FINANCIAL INSTRUMENTS (Estimated Fair Value of Financial Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financial assets:
Restricted cash and investments, fair value	$ 1,596	$ 1,647
Financial liabilities:
Term Loans, fair value	5,916	8,793
Level 1 | Fair Value, Measurements, Recurring
Financial assets:
Restricted cash and investments, fair value	1,596
Financial liabilities:
Term Loans, fair value	0
Level 2 | Fair Value, Measurements, Recurring
Financial assets:
Restricted cash and investments, fair value	0
Financial liabilities:
Term Loans, fair value	5,916
Level 3 | Fair Value, Measurements, Recurring
Financial assets:
Restricted cash and investments, fair value	0
Financial liabilities:
Term Loans, fair value	$ 0